Trade and Other Receivables (Details Textual) - Bezeq [Member]	Dec. 31, 2018	Dec. 31, 2017
Lowest range [Member]
Disclosure of detailed information about business combination [line items]
Discounted interest rates	3.40%	3.50%
Highest range [Member]
Disclosure of detailed information about business combination [line items]
Discounted interest rates	4.60%	3.40%